Expense Example	Oct. 28, 2026 USD ($)
GraniteShares Autocallable AAPL ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable AMD ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable AMZN ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable APP ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable AVGO ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable BABA ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable COIN ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	3,001
Expense Example, with Redemption, 5 Years	5,356
Expense Example, with Redemption, 10 Years	9,533
GraniteShares Autocallable CRCL ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable CRWV ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable GOOGL ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable HIMS ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable HOOD ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	2,851
Expense Example, with Redemption, 5 Years	5,125
Expense Example, with Redemption, 10 Years	9,280
GraniteShares Autocallable INTC ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable IONQ ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable MARA ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	3,530
Expense Example, with Redemption, 5 Years	6,139
Expense Example, with Redemption, 10 Years	10,287
GraniteShares Autocallable META ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable MRVL ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable MSFT ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable MSTR ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	3,673
Expense Example, with Redemption, 5 Years	6,341
Expense Example, with Redemption, 10 Years	10,456
GraniteShares Autocallable NBIS ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable NFLX ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable NVDA ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	1,140
Expense Example, with Redemption, 5 Years	2,162
Expense Example, with Redemption, 10 Years	4,725
GraniteShares Autocallable ORCL ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable PLTR ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	1,695
Expense Example, with Redemption, 5 Years	3,187
Expense Example, with Redemption, 10 Years	6,578
GraniteShares Autocallable QBTS ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable RDDT ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable RGTI ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable SMCI ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	3,064
Expense Example, with Redemption, 5 Years	5,453
Expense Example, with Redemption, 10 Years	9,635
GraniteShares Autocallable SMR ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
GraniteShares Autocallable TSLA ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	1,186
Expense Example, with Redemption, 5 Years	2,248
Expense Example, with Redemption, 10 Years	4,892
GraniteShares Autocallable UPST ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	$ 350